SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of basic and diluted net earnings (loss) per ordinary share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption
Net income (loss)	$ (127,955)	$ 1,010,040	$ 8,735,542	$ (6,527,175)
Common Class A Subject To Redemption
Numerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption
Numerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$ (77,341)	$ 706,302	6,108,604	(4,399,283)
Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption			$ 6,108,604	$ (4,399,283)
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic weighted average shares outstanding	14,951,315	24,300,287	24,300,287	19,827,082
Diluted weighted average shares outstanding	14,951,315	24,300,287	24,300,287	19,827,082
Basic net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Common Stock
Numerator: Earnings (losses) attributable to Class A ordinary shares subject to possible redemption
Net income (loss)	$ (50,614)	$ 303,738	$ 2,626,938	$ (2,127,892)
Net earnings (losses) attributable to Class A ordinary shares subject to possible redemption	$ (50,614)	$ 303,738	$ 2,626,938	$ (2,127,892)
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic weighted average shares outstanding	9,784,592	10,450,072	10,450,072	9,590,182
Diluted weighted average shares outstanding	9,784,592	10,450,072	10,450,072	9,590,182
Basic net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ (0.01)	$ 0.03	$ 0.25	$ (0.22)